John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 95.6%		$1,645,330,113
(Cost $1,588,019,723)
Austria 0.5%		8,834,488
Erste Group Bank AG (A)	240,608	8,834,488
Belgium 1.0%		17,715,810
KBC Group NV	241,441	17,715,810
Bermuda 1.4%		23,867,589
Axis Capital Holdings, Ltd.	166,646	10,707,006
Everest Re Group, Ltd.	47,585	13,160,583
Canada 3.5%		60,570,701
Barrick Gold Corp.	1,124,095	20,818,776
Fairfax Financial Holdings, Ltd.	42,424	18,983,089
Yamana Gold, Inc.	5,102,908	20,768,836
China 0.3%		4,534,857
Topsports International Holdings, Ltd. (B)	3,694,000	4,534,857
Denmark 2.2%		38,162,250
FLSmidth & Company A/S	241,481	8,246,025
Novo Nordisk A/S, B Shares	491,464	29,916,225
Finland 1.9%		33,255,020
Sampo OYJ, A Shares	734,639	33,255,020
France 14.5%		248,923,366
Accor SA	181,876	7,446,043
AXA SA	589,957	15,687,875
BNP Paribas SA	608,324	32,282,247
Capgemini SE	256,276	31,827,083
Cie Generale des Etablissements Michelin SCA	75,979	8,815,325
Danone SA	426,250	34,110,413
Dassault Aviation SA	8,350	10,157,249
Eiffage SA	253,923	29,433,168
Kering SA	9,559	5,840,745
Peugeot SA	598,792	12,329,275
TOTAL SA	783,843	38,165,860
Vinci SA	206,050	22,828,083
Germany 4.8%		81,872,523
Allianz SE	125,812	30,036,788
Brenntag AG	231,973	12,004,617
HeidelbergCement AG	218,477	14,734,339
Rheinmetall AG	77,448	8,282,713
Siemens AG	136,325	16,814,066
Greece 0.4%		7,738,723
Hellenic Telecommunications Organization SA	518,174	7,738,723
Hong Kong 3.8%		64,885,437
China Overseas Land & Investment, Ltd.	2,964,000	9,527,566
CK Asset Holdings, Ltd.	1,864,500	11,912,203
CK Hutchison Holdings, Ltd.	1,867,912	16,504,328
Melco Resorts & Entertainment, Ltd., ADR	781,994	15,772,819
WH Group, Ltd. (B)	11,867,500	11,168,521
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hungary 0.9%		$14,861,567
OTP Bank Nyrt	320,832	14,861,567
Indonesia 0.6%		11,031,325
Bank Rakyat Indonesia Persero Tbk PT	33,931,600	11,031,325
Ireland 1.7%		29,638,456
Bank of Ireland Group PLC	1,283,012	6,248,558
CRH PLC	621,151	23,389,898
Italy 1.0%		17,225,412
Leonardo SpA	1,402,038	17,225,412
Japan 21.4%		367,514,989
Bandai Namco Holdings, Inc.	124,800	7,251,936
Fuji Corp.	521,500	8,196,230
Haseko Corp.	636,600	8,299,955
Hitachi Construction Machinery Company, Ltd.	287,200	7,696,370
Hitachi, Ltd.	994,900	37,893,243
Kamigumi Company, Ltd.	458,400	9,794,911
Kinden Corp.	568,700	9,690,597
Koito Manufacturing Company, Ltd.	268,800	11,664,956
Mitsubishi Estate Company, Ltd.	583,400	11,425,575
NEC Corp.	262,000	11,662,496
Nintendo Company, Ltd.	22,300	8,203,180
Nippon Telegraph & Telephone Corp.	1,303,900	33,245,583
Persol Holdings Company, Ltd.	585,300	10,464,094
Sankyu, Inc.	230,500	11,365,052
Sanwa Holdings Corp.	1,372,500	14,437,428
Seven & i Holdings Company, Ltd.	237,800	9,118,040
Shionogi & Company, Ltd.	435,100	25,877,179
Sony Corp.	674,900	47,193,624
Sumitomo Mitsui Financial Group, Inc.	537,300	18,891,138
Taiheiyo Cement Corp.	374,800	10,087,686
Taisei Corp.	262,700	10,487,966
Tokio Marine Holdings, Inc.	418,800	22,732,965
TS Tech Company, Ltd.	166,500	4,575,813
Zenkoku Hosho Company, Ltd.	403,400	17,258,972
Jersey, Channel Islands 0.4%		6,204,250
Breedon Group PLC (A)	4,999,543	6,204,250
Netherlands 4.5%		78,086,831
ING Groep NV	2,892,376	31,403,120
Koninklijke KPN NV	2,252,632	6,311,506
NXP Semiconductors NV	105,512	13,385,249
Royal Dutch Shell PLC, A Shares	1,027,669	26,986,956
Norway 1.2%		19,868,561
DNB ASA	853,040	14,913,331
Frontline, Ltd.	548,082	4,955,230
Singapore 1.7%		29,025,281
DBS Group Holdings, Ltd.	578,100	10,649,206
United Overseas Bank, Ltd.	985,200	18,376,075
South Korea 3.0%		51,654,300
Hana Financial Group, Inc.	337,908	9,338,290
KB Financial Group, Inc.	320,597	11,793,288
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
South Korea (continued)
KT Corp., ADR	1,212,958	$12,639,022
Samsung Electronics Company, Ltd.	385,982	17,883,700
Spain 0.6%		10,339,438
Applus Services SA	891,057	10,339,438
Sweden 1.1%		19,168,192
Loomis AB, B Shares	211,110	7,644,593
Sandvik AB	326,379	5,956,967
Trelleborg AB, B Shares	339,043	5,566,632
Switzerland 6.2%		107,296,034
Glencore PLC (A)	2,345,165	6,858,653
Novartis AG	474,518	44,826,812
Roche Holding AG	96,235	32,283,797
STMicroelectronics NV	524,900	14,614,290
Swiss Re AG	77,157	8,712,482
United Kingdom 16.4%		282,881,614
Aviva PLC	2,300,947	12,058,088
BAE Systems PLC	1,475,987	12,269,815
BP PLC	2,722,102	16,387,332
Coca-Cola European Partners PLC	156,408	8,228,625
Direct Line Insurance Group PLC	3,631,490	16,174,142
GlaxoSmithKline PLC	2,469,335	57,978,529
Imperial Brands PLC	923,389	23,677,749
Legal & General Group PLC	3,367,103	13,542,162
Next PLC	80,890	7,351,237
Nomad Foods, Ltd. (A)	1,345,694	27,156,108
Persimmon PLC	526,406	21,192,103
Redrow PLC	1,208,168	12,661,209
Tesco PLC	5,486,704	17,845,603
Unilever PLC	609,524	36,358,912
United States 0.6%		10,173,099

The Mosaic Company	512,757	10,173,099
Preferred securities 0.5%		$8,589,607
(Cost $8,819,330)
Brazil 0.5%		8,589,607
Petroleo Brasileiro SA	1,293,000	8,589,607

	Yield (%)	Shares	Value
Short-term investments 4.1%			$70,219,961
(Cost $70,219,961)
Short-term funds 4.1%			70,219,961
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5121(C)	70,219,961	70,219,961

Total investments (Cost $1,667,059,014) 100.2%	$1,724,139,681
Other assets and liabilities, net (0.2%)	(4,251,376)
Total net assets 100.0%	$1,719,888,305

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Financials	24.3%
Industrials	15.5%
Health care	11.1%
Consumer discretionary	10.1%
Consumer staples	9.7%
Information technology	7.4%
Materials	6.6%
Energy	5.6%
Communication services	3.8%
Real estate	2.0%
Short-term investments and other	3.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$8,834,488	—	$8,834,488	—
Belgium	17,715,810	—	17,715,810	—
Bermuda	23,867,589	$23,867,589	—	—
Canada	60,570,701	60,570,701	—	—
China	4,534,857	—	4,534,857	—
Denmark	38,162,250	—	38,162,250	—
Finland	33,255,020	—	33,255,020	—
France	248,923,366	—	248,923,366	—
Germany	81,872,523	—	81,872,523	—
Greece	7,738,723	—	7,738,723	—
Hong Kong	64,885,437	15,772,819	49,112,618	—
Hungary	14,861,567	—	14,861,567	—
Indonesia	11,031,325	—	11,031,325	—
Ireland	29,638,456	—	29,638,456	—
Italy	17,225,412	—	17,225,412	—
Japan	367,514,989	—	367,514,989	—
Jersey, Channel Islands	6,204,250	—	6,204,250	—
Netherlands	78,086,831	13,385,249	64,701,582	—
6	|

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Norway	$19,868,561	—	$19,868,561	—
Singapore	29,025,281	—	29,025,281	—
South Korea	51,654,300	$12,639,022	39,015,278	—
Spain	10,339,438	—	10,339,438	—
Sweden	19,168,192	—	19,168,192	—
Switzerland	107,296,034	—	107,296,034	—
United Kingdom	282,881,614	35,384,733	247,496,881	—
United States	10,173,099	10,173,099	—	—
Preferred securities	8,589,607	8,589,607	—	—
Short-term investments	70,219,961	70,219,961	—	—
Total investments in securities	$1,724,139,681	$250,602,780	$1,473,536,901	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$15,987,539	$31,616,127	$(47,604,833)	$2,019	$(852)	$3,834	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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